ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2015
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
Schedule of major classes of assets and liabilities held for sale

	December 31, 2015
	RMB’000	US$’000
Cash and cash equivalents	9,422	1,455
Prepaid expenses and other current assets (i)	101,217	15,625
Short term investment (ii)	50,000	7,719
Amounts due from ChinaCache Beijing and Beijing Blue IT	319,536	49,328
Property and equipment, net	12,375	1,910
Intangible assets, net	3,185	492
Land use right, net (Note 9)	48,880	7,546
Deferred tax assets	377	58
Accrued tax on intercompany transactions (iii)	17,205	2,656
Cloud infrastructure construction in progress (Note 9)	467,746	72,208
Long term deposits and other non-current assets	30,600	4,723

Assets held for sale	1,060,543	163,720

Accrued employee benefits	2,900	448
Accrued expenses and other payables (iv)	1,003,895	154,975
Income tax payable	2,406	371
Liabilities for uncertain tax positions	4,813	743
Amounts due to the Company	435	67

Liabilities held for sale	1,014,449	156,604

(i)Including prepaid commission fee of RMB99,700,000 (US$15,391,000) for the potential sales of certain buildings as part of the cloud infrastructure, which is refundable.

(ii)Short term investment represents the investment in variable rate deposits issued by a certain commercial bank, which will mature on May 4, 2016.

(iii)During the year ended December 31, 2015, Xin Run sold certain buildings with potential buyers to its fully owned subsidiaries, Beijing Shuo Ge and Beijing Zhao Du. Accrued tax of RMB17,205,000 (US$2,656,000) on the unrealized profit arising from the intercompany sales was recorded as of December 31, 2015. Management believes that it is more likely than not to be realized in future years. Transaction tax of RMB27,733,000(US$4,281,000) arising from the intercompany sales was recorded as transaction tax on assets transfer on the consolidated statements of comprehensive loss for the year ended December 31, 2015 (2013 and 2014: Nil).

(iv)Including advances from two potential buyers of part of the cloud infrastructure of RMB997,000,000 (US$153,910,000),

Schedule of operating results of the disposal group

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000		US$’000

Loss before income taxes	(10,901)	(15,554)	(57,010	)*	(8,801	)*

*Loss before income taxes for the year ended December 31, 2015 included transaction tax on assets transfer of RMB27,733,000(US$4,281,000) (2013 and 2014: Nil). Loss before income taxes attributable to the noncontrolling interest for the year ended December 31, 2015 was immaterial (2013 and 2014: Nil).